Other financial instruments (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 25, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value agreement		$ 46,100
Non-cash accumulated gain		$ 24,267
Offtake agreement [member]
IfrsStatementLineItems [Line Items]
Sales of produced copper for a 5 year period.	100.00%
Offtake agreement	5 years